Fair Value of Financial Instruments (Details Narrative) (Brooklyn ImmunoTherapeutics, LLC) - Brooklyn Immunotherapeutics, LLC [Member]	9 Months Ended
Sep. 30, 2020 USD ($)
Royalty percentage	13.00%
Royalty description	The royalty is equal to 13% of revenue until 2029 and 7% from 2030 to 2038. The post patent decline is 50% in the first year and 10% thereafter. Income taxes were projected to be 26% of net Company royalty savings. The cash flows were discounted by the liability specific weighted average cost of capital of 34% using the mid-point convention.
IRX Therapeutics, Inc [Member]
Contigent consideration	$ 870,000